Vanguard Strategic Equity Fund

Schedule of Investments (unaudited)

As of June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Communication Services (3.5%)
^	Match Group Inc.	729,809	49,094
*	TripAdvisor Inc.	800,175	37,040
*	Discovery Communications Inc. Class A	816,263	25,059
	World Wrestling Entertainment Inc. Class A	336,324	24,286
	New York Times Co. Class A	633,796	20,675
*	Discovery Communications Inc.	623,042	17,726
	News Corp. Class B	1,194,801	16,679
*	MSG Networks Inc.	744,379	15,438
*	IAC/InterActiveCorp	61,903	13,466
*	Liberty Media Corp-Liberty SiriusXM Class A	343,435	12,985
*	Vonage Holdings Corp.	1,033,352	11,708
	Nexstar Media Group Inc. Class A	56,165	5,673
	TEGNA Inc.	255,269	3,867
*	Bandwidth Inc. Class A	20,273	1,521
			255,217
Consumer Discretionary (12.6%)
*	Lululemon Athletica Inc.	370,339	66,739
	Best Buy Co. Inc.	896,585	62,519
*	Deckers Outdoor Corp.	317,341	55,843
	PulteGroup Inc.	1,609,381	50,889
	Lear Corp.	349,461	48,669
^,* RH		414,335	47,897
	Ralph Lauren Corp. Class A	377,920	42,928
*	Chipotle Mexican Grill Inc. Class A	58,134	42,605
*	Planet Fitness Inc. Class A	575,825	41,713
*	MercadoLibre Inc.	66,349	40,590
	Bloomin' Brands Inc.	2,035,801	38,497
	Brinker International Inc.	932,006	36,674
*	Etsy Inc.	544,986	33,446
	Abercrombie & Fitch Co.	1,678,858	26,929
*	Chegg Inc.	655,596	25,299
	H&R Block Inc.	761,312	22,306
*	Rent-A-Center Inc.	836,276	22,270
	Autoliv Inc.	307,483	21,681
	Whirlpool Corp.	134,074	19,087
*	SeaWorld Entertainment Inc.	539,095	16,712
	Macy's Inc.	731,043	15,688
	Kohl's Corp.	321,272	15,276
	Bed Bath & Beyond Inc.	1,313,556	15,264
	Darden Restaurants Inc.	122,985	14,971
*	Fossil Group Inc.	1,066,717	12,267
*	Under Armour Inc. Class A	454,514	11,522
	Jack in the Box Inc.	131,828	10,729
^	Tailored Brands Inc.	1,827,708	10,546
	Wingstop Inc.	103,343	9,792
	Newell Brands Inc.	503,662	7,766
	Adient plc	293,695	7,128
^,* YETI Holdings Inc.		231,652	6,706

	Dave & Buster's Entertainment Inc.	151,275	6,122
	Dick's Sporting Goods Inc.	142,474	4,934
	Dine Brands Global Inc.	45,716	4,365
*	Qurate Retail Group Inc. QVC Group Class A	274,148	3,397
			919,766
Consumer Staples (3.1%)
*	Boston Beer Co. Inc. Class A	121,899	46,048
	Lamb Weston Holdings Inc.	660,225	41,832
*	Herbalife Nutrition Ltd.	836,649	35,775
	Medifast Inc.	214,463	27,516
	McCormick & Co. Inc.	158,800	24,615
*	BJ's Wholesale Club Holdings Inc.	478,711	12,638
^	National Beverage Corp.	239,024	10,668
*	Post Holdings Inc.	78,879	8,201
	Coty Inc. Class A	601,182	8,056
	Cal-Maine Foods Inc.	129,028	5,383
	Ingles Markets Inc. Class A	149,223	4,645
*	US Foods Holding Corp.	104,715	3,745
			229,122
Energy (3.4%)
	HollyFrontier Corp.	901,536	41,723
	Plains GP Holdings LP Class A	1,108,975	27,691
*	Southwestern Energy Co.	7,447,093	23,533
	Cabot Oil & Gas Corp.	962,696	22,104
^,* California Resources Corp.		979,406	19,275
	Marathon Oil Corp.	1,309,090	18,602
*	Denbury Resources Inc.	14,845,034	18,408
*	Renewable Energy Group Inc.	1,032,107	16,369
	Delek US Holdings Inc.	324,519	13,150
	Peabody Energy Corp.	446,028	10,749
	Murphy Oil Corp.	370,766	9,139
*	Carrizo Oil & Gas Inc.	824,353	8,260
*	ProPetro Holding Corp.	312,315	6,465
	PBF Energy Inc. Class A	186,138	5,826
	Range Resources Corp.	701,589	4,897
			246,191
Financials (14.8%)
	Ally Financial Inc.	1,812,841	56,180
	Zions Bancorp NA	1,168,240	53,716
	LPL Financial Holdings Inc.	636,564	51,925
	Regions Financial Corp.	3,465,863	51,780
	MSCI Inc. Class A	210,273	50,211
	Primerica Inc.	410,875	49,284
	Torchmark Corp.	548,569	49,075
	Comerica Inc.	634,801	46,112
	Assured Guaranty Ltd.	909,073	38,254
	Lincoln National Corp.	582,444	37,538
	Santander Consumer USA Holdings Inc.	1,526,521	36,575
*	MGIC Investment Corp.	2,752,630	36,170
	Walker & Dunlop Inc.	647,372	34,447
	Commerce Bancshares Inc.	464,906	27,736
	Voya Financial Inc.	490,799	27,141
	Reinsurance Group of America Inc. Class A	155,258	24,225
	Webster Financial Corp.	486,638	23,247
*	Essent Group Ltd.	448,960	21,097
*	NMI Holdings Inc. Class A	720,732	20,462

Cullen/Frost Bankers Inc.	217,775	20,397
* World Acceptance Corp.	113,620	18,646
First American Financial Corp.	333,127	17,889
Fidelity National Financial Inc.	429,669	17,316
FirstCash Inc.	171,923	17,196
Universal Insurance Holdings Inc.	605,931	16,905
Fifth Third Bancorp	575,622	16,060
Umpqua Holdings Corp.	963,120	15,978
* Credit Acceptance Corp.	32,053	15,508
FactSet Research Systems Inc.	48,653	13,942
AXA Equitable Holdings Inc.	627,239	13,109
Wintrust Financial Corp.	165,009	12,072
Cincinnati Financial Corp.	108,108	11,208
* SVB Financial Group	49,813	11,187
Unum Group	318,343	10,680
^ First Financial Bankshares Inc.	320,380	9,864
Washington Federal Inc.	282,321	9,861
Hanover Insurance Group Inc.	76,389	9,801
People's United Financial Inc.	554,084	9,298
* Alleghany Corp.	13,464	9,170
CIT Group Inc.	162,625	8,544
Federal Agricultural Mortgage Corp.	114,118	8,292
Hancock Whitney Corp.	203,111	8,137
First Hawaiian Inc.	309,385	8,004
American Equity Investment Life Holding Co.	290,817	7,899
Community Bank System Inc.	115,479	7,603
Nelnet Inc. Class A	108,882	6,448
First Horizon National Corp.	360,238	5,378
PacWest Bancorp	101,808	3,953
E*TRADE Financial Corp.	45,786	2,042
International Bancshares Corp.	42,610	1,607
		1,079,169
Health Care (11.8%)
* Veeva Systems Inc. Class A	359,829	58,332
Chemed Corp.	151,395	54,629
* Charles River Laboratories International Inc.	375,089	53,225
* Mettler-Toledo International Inc.	62,304	52,335
* Varian Medical Systems Inc.	363,619	49,499
* Haemonetics Corp.	366,367	44,089
* Tandem Diabetes Care Inc.	661,933	42,708
* PRA Health Sciences Inc.	422,231	41,864
* IQVIA Holdings Inc.	245,394	39,484
Agilent Technologies Inc.	478,682	35,743
* Tenet Healthcare Corp.	1,629,596	33,667
* Ionis Pharmaceuticals Inc.	481,940	30,974
Bruker Corp.	597,883	29,864
* Amedisys Inc.	240,660	29,219
Dentsply Sirona Inc.	497,131	29,013
* Waters Corp.	113,622	24,456
* Myriad Genetics Inc.	818,532	22,739
Cooper Cos. Inc.	59,098	19,910
Universal Health Services Inc. Class B	129,193	16,845
Encompass Health Corp.	259,090	16,416
* Endo International plc	3,815,924	15,722
* Tivity Health Inc.	935,397	15,378
* Medpace Holdings Inc.	233,101	15,249
* Enanta Pharmaceuticals Inc.	160,830	13,571

*	Molina Healthcare Inc.	93,088	13,325
*	Henry Schein Inc.	181,697	12,701
*	IDEXX Laboratories Inc.	34,949	9,623
*	Halozyme Therapeutics Inc.	460,497	7,911
*	Hologic Inc.	160,939	7,728
*	Genomic Health Inc.	108,884	6,334
*	Syneos Health Inc.	112,054	5,725
^,* Viking Therapeutics Inc.		526,785	4,372
*	ImmunoGen Inc.	1,624,551	3,525
			856,175
Industrials (15.1%)
*	Copart Inc.	828,957	61,956
	Harris Corp.	298,171	56,393
	Allison Transmission Holdings Inc.	1,159,730	53,753
	WW Grainger Inc.	192,431	51,616
	Expeditors International of Washington Inc.	677,295	51,380
*	TriNet Group Inc.	755,832	51,245
*	Meritor Inc.	2,094,250	50,786
	Spirit AeroSystems Holdings Inc. Class A	614,843	50,030
	Huntington Ingalls Industries Inc.	221,035	49,675
	SkyWest Inc.	816,888	49,561
	Lennox International Inc.	174,108	47,880
*	HD Supply Holdings Inc.	1,136,126	45,763
	Insperity Inc.	360,854	44,075
	Robert Half International Inc.	674,035	38,427
*	Harsco Corp.	1,265,822	34,734
	GATX Corp.	333,108	26,412
*	Aerovironment Inc.	428,304	24,315
	Dover Corp.	237,296	23,777
*	Axon Enterprise Inc.	301,504	19,360
	Wabash National Corp.	1,046,942	17,034
	HEICO Corp.	121,424	16,248
	Graco Inc.	323,123	16,214
	Oshkosh Corp.	179,032	14,947
*	Continental Building Products Inc.	535,262	14,222
*	FTI Consulting Inc.	167,862	14,073
	Korn Ferry	343,720	13,773
	Textron Inc.	248,160	13,162
	Greenbrier Cos. Inc.	422,026	12,830
	Old Dominion Freight Line Inc.	79,409	11,853
*	Avis Budget Group Inc.	335,440	11,794
	AGCO Corp.	123,612	9,589
	Rush Enterprises Inc. Class A	241,532	8,821
	Pentair plc	230,975	8,592
	Landstar System Inc.	77,103	8,326
*	MasTec Inc.	158,528	8,169
	Nielsen Holdings plc	339,731	7,678
	Quad/Graphics Inc.	945,039	7,475
*	Aerojet Rocketdyne Holdings Inc.	155,722	6,972
*	Mercury Systems Inc.	87,195	6,134
	CH Robinson Worldwide Inc.	65,437	5,520
*	IAA Inc.	137,593	5,336
*	TrueBlue Inc.	238,232	5,255
	Ennis Inc.	233,372	4,789
*	Teledyne Technologies Inc.	16,948	4,641
	Herman Miller Inc.	93,970	4,200
	Waste Connections Inc.	42,928	4,103

* Sensata Technologies Holding plc	74,760	3,663
KAR Auction Services Inc.	137,593	3,440
		1,099,991
Information Technology (16.2%)
* Cadence Design Systems Inc.	978,026	69,254
CDW Corp.	594,529	65,993
Booz Allen Hamilton Holding Corp. Class A	845,242	55,963
* Zebra Technologies Corp.	252,058	52,804
Xilinx Inc.	434,429	51,228
* CACI International Inc. Class A	245,735	50,275
* Fortinet Inc.	639,149	49,106
* Advanced Micro Devices Inc.	1,611,387	48,938
Citrix Systems Inc.	487,399	47,833
Broadridge Financial Solutions Inc.	350,970	44,812
* HubSpot Inc.	249,877	42,609
* Five9 Inc.	788,245	40,429
* New Relic Inc.	420,247	36,356
* Box Inc.	2,036,007	35,854
Science Applications International Corp.	334,181	28,927
Jabil Inc.	914,898	28,911
Avnet Inc.	619,822	28,059
NetApp Inc.	420,626	25,953
* Paycom Software Inc.	110,882	25,139
* Ciena Corp.	585,170	24,068
* RingCentral Inc. Class A	186,193	21,397
MAXIMUS Inc.	260,426	18,891
* Synaptics Inc.	640,618	18,668
* Tech Data Corp.	176,644	18,477
* F5 Networks Inc.	123,138	17,933
* Euronet Worldwide Inc.	98,717	16,608
* Fair Isaac Corp.	45,540	14,300
* Lattice Semiconductor Corp.	959,835	14,004
ManTech International Corp. Class A	207,786	13,683
* Teradata Corp.	364,346	13,062
* Manhattan Associates Inc.	161,953	11,228
Sabre Corp.	489,291	10,862
Xerox Corp.	306,410	10,850
CSG Systems International Inc.	219,099	10,699
Leidos Holdings Inc.	133,706	10,676
* Unisys Corp.	1,074,508	10,444
* Amkor Technology Inc.	1,206,025	8,997
* Inphi Corp.	157,999	7,916
* Alarm.com Holdings Inc.	146,084	7,815
Teradyne Inc.	154,291	7,392
* Verint Systems Inc.	129,190	6,948
* SMART Global Holdings Inc.	283,501	6,518
* ePlus Inc.	85,860	5,919
* SolarEdge Technologies Inc.	87,199	5,446
Kulicke & Soffa Industries Inc.	232,721	5,248
* EPAM Systems Inc.	29,959	5,186
* Fitbit Inc. Class A	1,044,846	4,597
* Everbridge Inc.	50,725	4,536
Maxim Integrated Products Inc.	64,631	3,866
* Keysight Technologies Inc.	42,510	3,818
* Anixter International Inc.	63,509	3,792
* Palo Alto Networks Inc.	18,105	3,689
* PROS Holdings Inc.	55,267	3,496

* Mellanox Technologies Ltd.	16,671	1,845
		1,181,317
Materials (5.3%)
Ball Corp.	939,988	65,790
CF Industries Holdings Inc.	1,238,222	57,837
Louisiana-Pacific Corp.	1,844,500	48,363
Huntsman Corp.	1,827,200	37,348
Mosaic Co.	1,456,238	36,450
Avery Dennison Corp.	259,831	30,057
Warrior Met Coal Inc.	1,048,742	27,393
Sealed Air Corp.	443,973	18,993
Royal Gold Inc.	173,187	17,750
Domtar Corp.	353,317	15,733
Greif Inc. Class A	384,886	12,528
* Axalta Coating Systems Ltd.	218,203	6,496
Scotts Miracle-Gro Co.	55,135	5,431
Reliance Steel & Aluminum Co.	47,977	4,540
		384,709
Real Estate (9.2%)
Extra Space Storage Inc.	542,613	57,571
Hospitality Properties Trust	1,954,543	48,864
Host Hotels & Resorts Inc.	2,669,285	48,634
Spirit Realty Capital Inc.	1,053,086	44,925
Omega Healthcare Investors Inc.	1,187,447	43,639
Park Hotels & Resorts Inc.	1,478,527	40,748
Life Storage Inc.	361,850	34,405
Medical Properties Trust Inc.	1,917,624	33,443
Brixmor Property Group Inc.	1,781,207	31,848
Lexington Realty Trust	3,365,210	31,667
EPR Properties	389,654	29,064
Kimco Realty Corp.	1,407,492	26,011
Gaming and Leisure Properties Inc.	571,407	22,273
Lamar Advertising Co. Class A	203,860	16,454
VEREIT Inc.	1,766,351	15,915
CubeSmart	424,161	14,184
Xenia Hotels & Resorts Inc.	675,544	14,085
Mid-America Apartment Communities Inc.	118,193	13,918
HCP Inc.	397,964	12,727
National Health Investors Inc.	146,290	11,415
NorthStar Realty Europe Corp.	647,085	10,632
Invitation Homes Inc.	389,289	10,406
Sabra Health Care REIT Inc.	474,447	9,342
American Campus Communities Inc.	142,730	6,588
^ Washington Prime Group Inc.	1,690,851	6,459
Universal Health Realty Income Trust	71,970	6,112
Senior Housing Properties Trust	727,847	6,019
Cousins Properties Inc.	149,624	5,412
Americold Realty Trust	129,252	4,190
Ashford Hospitality Trust Inc.	1,342,911	3,989
National Retail Properties Inc.	69,409	3,679
Uniti Group Inc.	362,136	3,440
		668,058
Utilities (4.4%)
FirstEnergy Corp.	1,597,094	68,372
AES Corp.	3,220,875	53,982
NRG Energy Inc.	1,278,618	44,905

	Ameren Corp.			391,291	29,390
	Pinnacle West Capital Corp.			276,790	26,043
	OGE Energy Corp.			606,177	25,799
	Entergy Corp.			238,068	24,504
	Black Hills Corp.			215,492	16,845
	Vistra Energy Corp.			677,825	15,346
	American Water Works Co. Inc.			75,503	8,759
	MDU Resources Group Inc.			141,328	3,646
					317,591
Total Common Stocks (Cost $6,234,941)					7,237,306
		Coupon
Temporary Cash Investments (1.4%)1
Money Market Fund (1.4%)
2,3 Vanguard Market Liquidity Fund		2.499%		983,976	98,417

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.391%	7/5/19	1,300	1,300
4	United States Treasury Bill	2.349%	8/15/19	550	549
	United States Treasury Bill	2.045%	11/21/19	1,300	1,289
					3,138
Total Temporary Cash Investments (Cost $101,537)					101,555
Total Investments (100.8%) (Cost $6,336,478)					7,338,861
Other Assets and Liabilities-Net (-0.8%)3,4					(59,288)
Net Assets (100%)					7,279,573

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $60,533,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $62,663,000 of collateral received for securities on loan.
4 Securities with a value of $1,848,000 and cash of $113,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	428	33,536	595

Strategic Equity Fund

	September	54	10,530	248
E-mini S&P Mid-Cap 400 Index	2019
				843

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Strategic Equity Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,237,306	—	—
Temporary Cash Investments	98,417	3,138	—
Futures Contracts—Assets[1]	486	—	—
Total	7,336,209	3,138	—

1 Represents variation margin on the last day of the reporting period.